Collaboration Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Summary of Inventories

	December 31, 2022	December 31, 2021
	US$’000	US$’000

Raw materials	6,989	1,749
Work-in-process	690	—
Finished goods	2,675	—
Total collaboration inventories	10,354	1,749